Cash and cash equivalents and Marketable securities (Tables)	6 Months Ended
Jun. 30, 2018
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Schedule of Cash and Cash Equivalents

Cash and cash equivalents

	06.30.2018	12.31.2017
Cash at bank and in hand	453	1,570
Short-term financial investments
- In Brazil
Brazilian interbank deposit rate investment funds and other short-term deposits	2,283	1,176
Other investment funds	3	17

	2,286	1,193
- Abroad
Time deposits	5,276	6,237
Automatic investing accounts and interest checking accounts	8,121	11,287
Other financial investments	861	2,232

	14,258	19,756
Total short-term financial investments	16,544	20,949

Total cash and cash equivalents	16,997	22,519

Schedule of Marketable Securities

Marketable securities

		06.30.2018			01.01.2018
	In Brazil	Total	In Brazil	Abroad	Total
Fair value through profit or loss	1,053	1,053	1,276	—	1,276
Fair value through other comprehensive income	7	7	13	609	622
Amortised cost	45	45	51	—	51

Total	1,105	1,105	1,340	609	1,949

Current	1,053	1,053	1,276	609	1,885
Non-current	52	52	64	—	64